Stock Options	12 Months Ended
Oct. 31, 2021
Stock Options
Stock Options

21.	Stock Options

The following table summarizes the stock option movements for the years ended October 31, 2021, and October 31, 2020:

	Number	Exercise price (CAD$)
Balance - October 31, 2019	650,000	0.44
Granted to employees	3,575,000	0.15
Forfeitures by service provider	(150,000)	0.44
Forfeitures by employees	(355,000)	0.15
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by service providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance – October 31, 2021	5,765,000	0.20

21.1	During the year ended October 31, 2021, 3,085,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2021, was approximately $272,918 (CAD$343,034) which was estimated at the grant dates based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.55%

○	Expected life	4.0 years

○	Expected volatility	98%

21.2	During the year ended October 31, 2020, the Company granted options to purchase 3,575,000 common shares of the Company to employees. Each option allows the holder to purchase one common share of the Company at a price of CAD$0.15 at any time until July 9, 2024.

The fair value of the options granted was CAD$432,922. The value of the options of vested during the year ended October 31, 2020, was $240,079, which was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.25%

○	Expected life	4.0 years

○	Expected volatility	131%

The vesting terms of the options granted during the year ended October 31, 2021, are set out in the table below:

Number granted	Vesting terms
500,000	½ on grant date, ½ on first anniversary of grant date
1,000,000	½ on grant date, ½ seven months after grant date
500,000	½ six months after grant date, ½ on first anniversary of grant date
450,000	⅓ on each anniversary of grant date
400,000	½ on first anniversary of grant date, ½ of anniversary of grant date
235,000	On first anniversary of grant date
3,085,000

As at October 31, 2021 the following Stock Options were issued and outstanding (all prices are in Canadian Dollars unless otherwise noted):

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
$0.44	500,000	500,000	0.2	January 2022
0.15	2,190,000	1,912,500	2.7	July 2024
0.15	200,000	100,000	3.1	November 2024
0.15	500,000	250,000	3.1	December 2024
0.28	1,075,000	250,000	3.5	April 2025
0.16	1,300,000	500,000	3.6	May 2025
0.20	5,765,000	3,512,500	2.9